                                                         Two World Trade Center,
                                                        New York, New York 10048

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO LETTER TO THE SHAREHOLDERS December 31, 2000

DEAR SHAREHOLDER:

During the six-month period ended December 31, 2000, investors who had grown accustomed to dynamic economic performance were faced with the reality of U.S. growth coming back down to earth. The equity markets' performance reflected this realization as the major equity indexes were brought down by a mix of earnings warnings from high-profile companies and increasingly widespread fears of recession. With the domestic economy slowing, the Federal Reserve Board signaled in December that it had abandoned its bias toward inflationary risk, shifting its emphasis to addressing the risk of near-term economic weakness. Amid the poor performance of the market as a whole during the last half of the year, the sectors that managed to show relatively decent returns were utilities, energy and financials. While new-economy and technology stocks suffered, value stocks prospered, posting calendar-year returns that surpassed those of growth stocks for the first time in seven years.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended December 31, 2000, Morgan Stanley Dean Witter Value-Added Market Series/Equity Portfolio's Class B shares produced a total return of 11.47 percent, outperforming the Standard & Poor's 500 Index (S&P
500)*, which returned -8.71 percent. For the same period the Fund's Class A, C and D shares posted total returns of 11.88 percent, 11.46 percent and 12.03 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------
* The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO LETTER TO THE SHAREHOLDERS December 31, 2000, continued

The Fund invests in substantially all the stocks included in the S&P 500. Unlike the Index, however, the Fund equally weights all the stock positions, thereby emphasizing the stocks of small- and mid-cap companies. These stocks have historically outperformed large-cap companies over the long term. The Fund's investment approach also results in overweightings in the cyclical and utilities sectors and underweightings in health care and technology relative to the capitalization-weighted S&P 500. Consequently, the Fund significantly outperformed its benchmark for the period under review, buoyed by the strong performance of such sectors as utilities, financials and energy and helped by its underweighting in the hard-hit technology sector.


LOOKING AHEAD

With the increased likelihood that the Fed will implement a series of interest-rate cuts resulting in higher levels of liquidity during 2001, we believe the outlook for U.S. equities currently appears favorable. Lower interest rates could potentially fuel higher returns for the more interest-sensitive large-cap stocks. However, the market's reaction to the Fed's change in bias remains to be seen. If investors continue to focus on traditional valuation measures such as earnings, cash flow and financial flexibility, value stocks may continue to outperform the market in 2001, as they did during the second half of 2000.

We appreciate your ongoing support of Morgan Stanley Dean Witter Value-Added Market Series/Equity Portfolio and look forward to continuing to serve your financial needs.

Very truly yours,


/s/ Charles A. Fiumefreddo                          /s/ Mitchell M. Merin
--------------------------                          ---------------------
CHARLES A. FIUMEFREDDO                              MITCHELL M. MERIN
Chairman of the Board                               President

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FUND PERFORMANCE December 31, 2000


                          Average Annual Total Returns
--------------------------------------------------------------------------------


                       Class A Shares*
--------------------------------------------------------------
Period Ended 12/31/00
---------------------------
1 Year                          10.48%(1)            4.68%(2)
Since Inception (7/28/97)       11.13%(1)            9.39%(2)



                     Class B Shares**
----------------------------------------------------------
Period Ended 12/31/00
------------------------
1 Year                           9.73%(1)        5.22%(2)
5 Years                         14.96%(1)       14.73%(2)
10 Years                        15.82%(1)       15.82%(2)



                      Class C Shares+
-------------------------------------------------------------
Period Ended 12/31/00
---------------------------
1 Year                              9.72%(1)        8.82%(2)
Since Inception (7/28/97)          10.32%(1)       10.32%(2)



              Class D Shares++
-----------------------------------------------
Period Ended 12/31/00
---------------------------
1 Year                              10.76%(1)
Since Inception (7/28/97)           11.39%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.

++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited)




    NUMBER OF
      SHARES                                                         VALUE
-----------------                                             ------------------
                    COMMON STOCKS (100.3%)
                    Advertising/Marketing
                     Services (0.4%)
  61,000            Interpublic Group of Companies,
                     Inc. .................................   $    2,596,312
  29,000            Omnicom Group, Inc. ...................        2,403,375
                                                              --------------
                                                                   4,999,687
                                                              --------------
                    Aerospace & Defense (2.1%)
  62,000            Boeing Co. ............................        4,092,000
  51,000            General Dynamics Corp. ................        3,978,000
  72,800            Goodrich (B.F.) Co. (The) .............        2,648,100
  87,460            Lockheed Martin Corp. .................        2,969,267
  37,000            Northrop Grumman Corp. ................        3,071,000
  78,000            Raytheon Co. (Class B) ................        2,422,875
  41,980            Textron, Inc. .........................        1,952,070
  46,000            United Technologies Corp. .............        3,616,750
                                                              --------------
                                                                  24,750,062
                                                              --------------
                    Agricultural Commodities/
                     Milling (0.2%)
198,000             Archer-Daniels-Midland Co. ............        2,970,000
                                                              --------------
                    Air Freight/Couriers (0.2%)
 68,000             FedEx Corp.* ..........................        2,717,280
                                                              --------------
                    Airlines (1.0%)
 60,000             AMR Corp.* ............................        2,351,250
 51,620             Delta Air Lines, Inc. .................        2,590,679
133,000             Southwest Airlines Co. ................        4,459,490
 58,340             US Airways Group Inc.* ................        2,366,416
                                                              --------------
                                                                  11,767,835
                                                              --------------
                    Alternative Power Generation (0.3%)
 60,000             AES Corp. (The)* ......................        3,322,500
                                                              --------------
                    Aluminum (0.6%)
 72,000             Alcan Aluminium, Ltd. (Canada) ........        2,461,500
133,000             Alcoa, Inc. ...........................        4,455,500
                                                              --------------
                                                                   6,917,000
                                                              --------------
                    Apparel/Footwear (1.1%)
 62,000             Liz Claiborne, Inc. ...................        2,580,750
 51,000             Nike, Inc. (Class B) ..................        2,846,437
161,000             Reebok International Ltd.* ............        4,401,740
 78,400             VF Corp. ..............................        2,841,216
                                                              --------------
                                                                  12,670,143
                                                              --------------
                    Apparel/Footwear Retail (0.7%)
 59,000             Gap, Inc. (The) .......................        1,504,500
126,000             Limited, Inc. (The) ...................        2,149,875
 86,000             Nordstrom, Inc. .......................        1,564,125
108,000             TJX Companies, Inc. (The) .............        2,997,000
                                                              --------------
                                                                   8,215,500
                                                              --------------


    NUMBER OF
      SHARES                                                         VALUE
-----------------                                             ------------------
                    Auto Parts: O.E.M. (0.8%)
 75,000             Dana Corp. ............................   $    1,148,437
118,000             Delphi Automotive Systems Corp.........        1,327,500
 32,000             Eaton Corp. ...........................        2,406,000
 48,500             Johnson Controls, Inc. ................        2,522,000
 41,480             TRW Inc. ..............................        1,607,350
 12,000             Visteon Corp. .........................          138,000
                                                              --------------
                                                                   9,149,287
                                                              --------------
                    Automotive Aftermarket (0.3%)
159,000             Cooper Tire & Rubber Co. ..............        1,689,375
 85,000             Goodyear Tire & Rubber Co. (The) ......        1,954,150
                                                              --------------
                                                                   3,643,525
                                                              --------------
                    Beverages: Alcoholic (0.9%)
 82,000             Anheuser-Busch Companies, Inc..........        3,731,000
 47,000             Brown-Forman Corp. (Class B) ..........        3,125,500
 51,000             Coors (Adolph) Co. (Class B) ..........        4,095,937
                                                              --------------
                                                                  10,952,437
                                                              --------------
                    Beverages: Non-Alcoholic (0.7%)
 37,000             Coca-Cola Co. .........................        2,254,687
 98,000             Coca-Cola Enterprises Inc. ............        1,862,000
 75,200             PepsiCo, Inc. .........................        3,727,100
                                                              --------------
                                                                   7,843,787
                                                              --------------
                    Biotechnology (0.4%)
 46,000             Amgen Inc.* ...........................        2,941,125
 28,000             Biogen, Inc.* .........................        1,681,750
 12,000             MedImmune, Inc.* ......................          572,250
                                                              --------------
                                                                   5,195,125
                                                              --------------
                    Broadcasting (0.1%)
 37,000             Clear Channel Communications,
                     Inc.* ................................        1,792,187
                                                              --------------
                    Building Products (0.2%)
115,000             Masco Corp. ...........................        2,954,062
                                                              --------------
                    Cable/Satellite TV (0.2%)
 57,000             Comcast Corp. (Class A Special)*.......        2,379,750
                                                              --------------
                    Casino/Gaming (0.3%)
114,150             Harrah's Entertainment, Inc.* .........        3,010,706
                                                              --------------
                    Chemicals: Major Diversified (1.2%)
 66,000             Dow Chemical Co. ......................        2,417,250
 41,350             DuPont (E.I) de Nemours & Co.,
                     Inc. .................................        1,997,722
 43,000             Eastman Chemical Co. ..................        2,096,250
147,000             Hercules Inc.* ........................        2,802,187
 65,000             Rohm & Haas Co. .......................        2,360,312
 42,000             Union Carbide Corp. ...................        2,260,125
                                                              --------------
                                                                  13,933,846
                                                              --------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued




    NUMBER OF
      SHARES                                                         VALUE
-----------------                                             ------------------
                    Chemicals: Specialty (1.3%)
 72,600             Air Products & Chemicals, Inc. ........   $    2,976,600
106,000             Engelhard Corp. .......................        2,159,750
 31,000             FMC Corp.* ............................        2,222,312
134,100             Grace (W. R.) & Co.* ..................          427,444
 61,000             Great Lakes Chemical Corp. ............        2,268,437
 61,500             Praxair, Inc. .........................        2,729,062
 70,000             Sigma-Aldrich Corp. ...................        2,751,875
                                                              --------------
                                                                  15,535,480
                                                              --------------
                    Commercial Printing/Forms (0.3%)
 78,400             Deluxe Corp. ..........................        1,981,168
 74,500             Donnelley (R.R.) & Sons Co. ...........        2,011,500
                                                              --------------
                                                                   3,992,668
                                                              --------------
                    Computer Communications (0.4%)
 47,100             Adaptec, Inc.* ........................          482,775
 13,500             Avaya Inc.* ...........................          139,219
 69,000             Cabletron Systems, Inc.* ..............        1,039,312
 36,000             Cisco Systems, Inc.* ..................        1,377,000
 63,777             Palm, Inc.* ...........................        1,805,686
                                                              --------------
                                                                   4,843,992
                                                              --------------
                    Computer Peripherals (0.5%)
 40,000             EMC Corp.* ............................        2,660,000
 28,000             Lexmark International Group,
                     Inc.* ................................        1,240,750
 30,000             Network Appliance, Inc.* ..............        1,927,031
                                                              --------------
                                                                   5,827,781
                                                              --------------
                    Computer Processing
                     Hardware (0.9%)
 39,400             Apple Computer, Inc.* .................          586,075
101,000             Compaq Computer Corp. .................        1,520,050
 50,000             Dell Computer Corp.* ..................          871,875
 45,000             Gateway, Inc.* ........................          809,550
 38,000             Hewlett-Packard Co. ...................        1,199,375
 23,000             International Business Machines
                     Corp. ................................        1,955,000
 49,000             NCR Corp.* ............................        2,407,125
 60,000             Sun Microsystems, Inc.* ...............        1,672,500
                                                              --------------
                                                                  11,021,550
                                                              --------------
                    Construction Materials (0.2%)
 54,500             Vulcan Materials Co. ..................        2,609,187
                                                              --------------
                    Consumer Sundries (0.1%)
 94,000             American Greetings Corp.
                     (Class A) ............................          887,125
                                                              --------------
                    Containers/Packaging (1.0%)
 72,100             Ball Corp. ............................        3,321,106
 62,000             Bemis Company, Inc. ...................        2,080,875
124,000             Crown Cork & Seal Co., Inc.* ..........          922,250


    NUMBER OF
      SHARES                                                         VALUE
-----------------                                             ------------------
163,000             Pactiv Corp.* .........................   $    2,017,125
 42,000             Sealed Air Corp.* .....................        1,281,000
 44,000             Temple-Inland, Inc. ...................        2,359,500
                                                              --------------
                                                                  11,981,856
                                                              --------------
                    Contract Drilling (0.3%)
 99,000             Rowan Companies, Inc.* ................        2,673,000
 35,000             Transocean Sedco Forex Inc. ...........        1,610,000
                                                              --------------
                                                                   4,283,000
                                                              --------------
                    Data Processing Services (1.0%)
 57,000             Automatic Data Processing, Inc. .......        3,608,812
111,000             Ceridian Corp.* .......................        2,213,062
 59,000             First Data Corp. ......................        3,108,562
 67,000             Paychex, Inc. .........................        3,257,875
                                                              --------------
                                                                  12,188,311
                                                              --------------
                    Department Stores (1.1%)
130,000             Dillard's, Inc. (Class A) .............        1,535,625
 66,000             Federated Department Stores,
                     Inc.* ................................        2,310,000
 54,000             Kohl's Corp.* .........................        3,294,000
 72,500             May Department Stores Co. .............        2,374,375
108,000             Penney (J.C.) Co., Inc. ...............        1,174,500
 58,000             Sears, Roebuck & Co. ..................        2,015,500
                                                              --------------
                                                                  12,704,000
                                                              --------------
                    Discount Stores (1.0%)
129,000             Consolidated Stores Corp.* ............        1,370,625
 56,000             Costco Wholesale Corp.* ...............        2,236,500
112,500             Dollar General Corp. ..................        2,123,437
238,000             Kmart Corp.* ..........................        1,264,375
 78,000             Target Corp. ..........................        2,515,500
 46,600             Wal-Mart Stores, Inc. .................        2,475,625
                                                              --------------
                                                                  11,986,062
                                                              --------------
                    Drugstore Chains (0.9%)
 67,000             CVS Corp. .............................        4,015,812
 96,000             Longs Drug Stores Corp. ...............        2,316,000
190,000             Rite Aid Corp.* .......................          451,250
100,000             Walgreen Co. ..........................        4,181,250
                                                              --------------
                                                                  10,964,312
                                                              --------------
                    Electric Utilities (6.9%)
 46,000             Ameren Corp. ..........................        2,130,375
 68,000             American Electric Power Co., Inc.......        3,162,000
 64,300             Cinergy Corp. .........................        2,258,537
 68,000             CMS Energy Corp. ......................        2,154,750
 64,000             Consolidated Edison, Inc. .............        2,464,000
 78,000             Constellation Energy Group, Inc........        3,514,875
 57,000             Dominion Resources, Inc. ..............        3,819,000
 70,000             DTE Energy Co. ........................        2,725,625

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued




    NUMBER OF
      SHARES                                                             VALUE
-----------------                                                  --------------
 48,000             Duke Energy Corp. ..........................   $    4,092,000
119,000             Edison International .......................        1,859,375
 96,000             Entergy Corp. ..............................        4,062,000
 58,000             Exelon Corp. ...............................        4,072,180
103,000             FirstEnergy Corp. ..........................        3,250,937
 54,000             FPL Group, Inc. ............................        3,874,500
 60,000             GPU, Inc. ..................................        2,208,750
211,800             Niagara Mohawk Holdings Inc.* ..............        3,534,412
 54,532             NiSource Inc. ..............................        1,676,859
106,200             PG & E Corp. ...............................        2,124,000
 63,000             Pinnacle West Capital Corp. ................        3,000,375
 86,000             PPL Corp. ..................................        3,886,125
 92,000             Progress Energy, Inc. ......................        4,525,250
 79,000             Public Service Enterprise Group,
                     Inc. ......................................        3,841,375
 97,000             Reliant Energy, Inc. .......................        4,201,312
112,000             Southern Co. (The) .........................        3,724,000
 57,000             TXU Corp. ..................................        2,525,812
120,000             Xcel Energy, Inc. ..........................        3,487,500
                                                                   --------------
                                                                       82,175,924
                                                                   --------------
                    Electrical Products (1.1%)
 70,000             American Power Conversion
                     Corp.* ....................................          866,250
 55,000             Cooper Industries, Inc. ....................        2,526,562
 43,500             Emerson Electric Co. .......................        3,428,344
 46,875             Molex Inc. .................................        1,664,062
 98,000             National Service Industries, Inc. ..........        2,517,375
 18,000             Power-One, Inc.* ...........................          707,625
 92,000             Thomas & Betts Corp. .......................        1,489,250
                                                                   --------------
                                                                       13,199,468
                                                                   --------------
                    Electronic Components (0.2%)
  5,000             Sanmina Corp.* .............................          383,125
 64,000             Solectron Corp.* ...........................        2,169,600
                                                                   --------------
                                                                        2,552,725
                                                                   --------------
                    Electronic Equipment/
                     Instruments (1.1%)
 36,000             Agilent Technologies, Inc.* ................        1,971,000
 10,000             JDS Uniphase Corp.* ........................          416,875
 42,000             PerkinElmer, Inc. ..........................        4,410,000
 52,000             Rockwell International Corp. ...............        2,476,500
 96,000             Tektronix, Inc.* ...........................        3,234,000
103,000             Xerox Corp. ................................          476,375
                                                                   --------------
                                                                       12,984,750
                                                                   --------------
                    Electronic Production
                     Equipment (0.4%)
 27,000             Applied Materials, Inc.* ...................        1,031,062
 35,000             KLA-Tencor Corp.* ..........................        1,179,062


    NUMBER OF
      SHARES                                                            VALUE
-----------------                                                  --------------
 40,000             Novellus Systems, Inc.* ....................   $    1,437,500
 31,000             Teradyne, Inc.* ............................        1,154,750
                                                                   --------------
                                                                        4,802,374
                                                                   --------------
                    Electronics/Appliance Stores (0.3%)
 35,000             Best Buy Co., Inc.* ........................        1,034,687
 61,000             Circuit City Stores, Inc. - Circuit
                     City Group ................................          701,500
 52,000             RadioShack Corp. ...........................        2,226,250
                                                                   --------------
                                                                        3,962,437
                                                                   --------------
                    Electronics/Appliances (0.4%)
 64,000             Maytag Corp. ...............................        2,068,000
 87,000             Polaroid Corp. .............................          505,687
 44,000             Whirlpool Corp. ............................        2,098,250
                                                                   --------------
                                                                        4,671,937
                                                                   --------------

                   Engineering & Construction (0.1%)
 51,000             Fluor Corp. ................................        1,686,187
                                                                   --------------
                    Environmental Services (0.6%)
287,000             Allied Waste Industries, Inc.* .............        4,179,437
101,000             Waste Management, Inc. .....................        2,802,750
                                                                   --------------
                                                                        6,982,187
                                                                   --------------
                    Finance/Rental/Leasing (2.7%)
 57,000             Capital One Financial Corp. ................        3,751,312
 65,000             CIT Group, Inc. (The) (Series A) ...........        1,308,125
 68,000             Countrywide Credit Industries,
                     Inc. ......................................        3,417,000
 45,000             Fannie Mae .................................        3,903,750
 52,000             Freddie Mac ................................        3,581,500
 71,500             Household International, Inc. ..............        3,932,500
101,000             MBNA Corp. .................................        3,730,687
 64,000             Providian Financial Corp. ..................        3,680,000
101,800             Ryder System, Inc. .........................        1,692,425
 45,000             USA Education Inc. .........................        3,060,000
                                                                   --------------
                                                                       32,057,299
                                                                   --------------
                    Financial Conglomerates (0.9%)
 57,000             American Express Co. .......................        3,131,437
 92,000             Citigroup, Inc. ............................        4,697,750
191,000             Conseco, Inc. ..............................        2,518,812
                                                                   --------------
                                                                       10,347,999
                                                                   --------------
                    Financial Publishing/Services (0.6%)
 73,000             Equifax, Inc. ..............................        2,094,187
 53,000             McGraw-Hill Companies, Inc. ................        3,107,125
 90,300             Moody's Corporation ........................        2,319,581
                                                                   --------------
                                                                        7,520,893
                                                                   --------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued




    NUMBER OF
      SHARES                                                           VALUE
-----------------                                               ----------------
                    Food Distributors (0.5%)
123,000             Supervalu, Inc. .........................   $    1,706,625
137,000             SYSCO Corp. .............................        4,110,000
                                                                --------------
                                                                     5,816,625
                                                                --------------
                    Food Retail (0.8%)
 65,000             Albertson's, Inc. .......................        1,722,500
 77,800             Great Atlantic & Pacific Tea Co.,
                     Inc.* ..................................          544,600
124,000             Kroger Co.* .............................        3,355,750
 36,000             Safeway Inc.* ...........................        2,250,000
110,000             Winn-Dixie Stores, Inc. .................        2,131,250
                                                                --------------
                                                                    10,004,100
                                                                --------------
                    Food: Major Diversified (1.8%)
 67,000             Campbell Soup Co. .......................        2,319,875
 70,000             General Mills, Inc. .....................        3,119,375
 62,000             Heinz (H.J.) Co. ........................        2,941,125
 73,000             Kellogg Co. .............................        1,916,250
 40,000             Quaker Oats Company (The) ...............        3,895,000
 93,780             Ralston-Ralston Purina Group ............        2,450,002
104,920             Sara Lee Corp. ..........................        2,577,097
 40,000             Unilever N.V. (Netherlands) .............        2,517,500
                                                                --------------
                                                                    21,736,224
                                                                --------------
                    Food: Meat/Fish/Dairy (0.2%)
 94,860             ConAgra, Inc. ...........................        2,466,360
                                                                --------------
                    Food: Specialty/Candy (0.5%)
 42,400             Hershey Foods Corp. .....................        2,729,500
 32,000             Wrigley (Wm.) Jr. Co. ...................        3,066,000
                                                                --------------
                                                                     5,795,500
                                                                --------------
                    Forest Products (0.3%)
183,000             Louisiana-Pacific Corp. .................        1,852,875
 43,000             Weyerhaeuser Co. ........................        2,182,250
                                                                --------------
                                                                     4,035,125
                                                                --------------
                    Gas Distributors (1.0%)
 68,630             Nicor Inc. ..............................        2,963,958
 78,000             ONEOK, Inc. .............................        3,753,750
 60,000             Peoples Energy Corp. ....................        2,685,000
 93,000             Sempra Energy ...........................        2,162,250
                                                                --------------
                                                                    11,564,958
                                                                --------------
                    Home Building (1.0%)
 86,200             Centex Corp. ............................        3,237,887
110,830             Kaufman & Broad Home Corp. ..............        3,733,586
106,000             Pulte Corp. .............................        4,471,875
                                                                --------------
                                                                    11,443,348
                                                                --------------


    NUMBER OF
      SHARES                                                           VALUE
-----------------                                               ----------------
                    Home Furnishings (0.5%)
100,000             Leggett & Platt, Inc. ...................   $    1,893,750
 75,000             Newell Rubbermaid, Inc. .................        1,706,250
 98,000             Tupperware Corp. ........................        2,002,875
                                                                --------------
                                                                     5,602,875
                                                                --------------
                    Home Improvement Chains (0.4%)
 44,000             Home Depot, Inc. (The) ..................        2,010,250
 49,000             Lowe's Companies, Inc. ..................        2,180,500
                                                                --------------
                                                                     4,190,750
                                                                --------------
                    Hospital/Nursing
                    Management (0.9%)
 86,000             HCA-The Healthcare Corp. ................        3,784,860
116,000             Manor Care, Inc.* .......................        2,392,500
 95,000             Tenet Healthcare Corp.* .................        4,221,562
                                                                --------------
                                                                    10,398,922
                                                                --------------
                    Hotels/Resorts/Cruiselines (0.7%)
 76,000             Carnival Corp.* .........................        2,341,750
202,000             Hilton Hotels Corp. .....................        2,121,000
 80,720             Marriott International, Inc.
                     (Class A) ..............................        3,410,420
                                                                --------------
                                                                     7,873,170
                                                                --------------
                    Household/Personal Care (1.9%)
 97,000             Alberto-Culver Co. (Class B) ............        4,152,812
 67,000             Avon Products, Inc. .....................        3,207,625
 65,000             Clorox Co. ..............................        2,307,500
 49,000             Colgate-Palmolive Co. ...................        3,162,950
 58,500             Gillette Co. ............................        2,113,312
 66,000             International Flavors &
                     Fragrances, Inc. .......................        1,340,625
 46,500             Kimberly-Clark Corp. ....................        3,287,085
 34,000             Procter & Gamble Co. (The) ..............        2,666,875
                                                                --------------
                                                                    22,238,784
                                                                --------------
                    Industrial Conglomerates (1.1%)
 54,000             General Electric Co. ....................        2,588,625
 54,000             Honeywell International, Inc. ...........        2,554,875
 27,000             Minnesota Mining &
                     Manufacturing Co. ......................        3,253,500
 84,000             Tyco International Ltd.
                    (Bermuda) ...............................        4,662,000
                                                                --------------
                                                                    13,059,000
                                                                --------------
                    Industrial Machinery (0.8%)
 46,000             Illinois Tool Works Inc.  ...............        2,739,875
 56,100             Ingersoll-Rand Co. ......................        2,349,187
203,000             McDermott International, Inc.* ..........        2,182,250
 64,000             Parker-Hannifin Corp.  ..................        2,824,000
                                                                --------------
                                                                    10,095,312
                                                                --------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued




    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
                    Industrial Specialties (1.0%)
  77,000            Ecolab, Inc. .........................   $    3,325,437
  52,000            Millipore Corp. ......................        3,276,000
  45,000            PPG Industries, Inc.  ................        2,084,062
 107,000            Sherwin-Williams Co. .................        2,815,437
                                                             --------------
                                                                 11,500,936
                                                             --------------
                    Information Technology
                     Services (1.1%)
  68,000            Citrix Systems, Inc.* ................        1,530,000
  34,000            Computer Sciences Corp.* .............        2,044,250
  47,000            Electronic Data Systems Corp. ........        2,714,250
 116,000            PeopleSoft, Inc.* ....................        4,313,750
  27,000            Sapient Corp.* .......................          322,312
 160,000            Unisys Corp.* ........................        2,340,000
                                                             --------------
                                                                 13,264,562
                                                             --------------
                    Insurance Brokers/Services (0.5%)
  77,070            AON Corp.  ...........................        2,639,647
  28,000            Marsh & McLennan Cos., Inc. ..........        3,276,000
                                                             --------------
                                                                  5,915,647
                                                             --------------
                    Integrated Oil (1.9%)
  37,000            Amerada Hess Corp. ...................        2,703,313
  32,000            Chevron Corp.  .......................        2,702,000
  92,100            Conoco, Inc. (Class B) ...............        2,665,144
  36,000            Exxon Mobil Corp. ....................        3,129,750
  57,000            Phillips Petroleum Co.  ..............        3,241,875
  51,100            Royal Dutch Petroleum Co. (ADR)
                     (Netherlands) .......................        3,094,744
  43,000            Texaco, Inc. .........................        2,671,375
  71,000            Unocal Corp. .........................        2,746,813
                                                             --------------
                                                                 22,955,014
                                                             --------------
                    Internet Software/Services (0.1%)
  32,000            America Online, Inc.* ................        1,113,600
  10,000            BroadVision, Inc.* ...................          118,125
  13,000            Yahoo! Inc.* .........................          392,234
                                                             --------------
                                                                  1,623,959
                                                             --------------
                    Investment Banks/Brokers (1.3%)
  56,300            Bear Stearns Companies, Inc.  ........        2,853,706
  56,000            Lehman Brothers Holdings, Inc. .......        3,787,000
  56,000            Merrill Lynch & Co., Inc. ............        3,818,500
  35,000            Morgan Stanley Dean Witter &
                     Co. .................................        2,773,750
  72,000            Schwab (Charles) Corp.  ..............        2,043,000
                                                             --------------
                                                                 15,275,956
                                                             --------------
                    Investment Managers (0.6%)
  44,000            Franklin Resources, Inc. .............        1,676,400
  64,000            Stilwell Financial, Inc. .............        2,524,000
  63,000            T. Rowe Price Group Inc. .............        2,662,734
                                                             --------------
                                                                  6,863,134
                                                             --------------


    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            -------------------
                    Life/Health Insurance (1.5%)
 46,000             AFLAC, Inc.  .........................   $    3,320,625
 42,000             American General Corp. ...............        3,423,000
 43,000             Jefferson-Pilot Corp. ................        3,214,250
 66,000             Lincoln National Corp. ...............        3,122,625
 81,600             Torchmark Corp.  .....................        3,136,500
 72,000             UnumProvident Corp.  .................        1,935,000
                                                             --------------
                                                                 18,152,000
                                                             --------------
                    Major Banks (5.0%)
 51,000             Bank of America Corp.  ...............        2,339,625
 66,000             Bank of New York Co., Inc.  ..........        3,642,375
 70,000             Bank One Corp. .......................        2,563,750
 64,200             BB&T Corp.  ..........................        2,395,463
 45,000             Chase Manhattan Corp. (The)* .........        2,044,688
 52,890             Comerica, Inc.  ......................        3,140,344
 60,000             First Union Corp. ....................        1,668,750
 77,000             FleetBoston Financial Corp.  .........        2,892,313
113,300             Huntington Bancshares, Inc. ..........        1,834,044
 98,000             KeyCorp ..............................        2,744,000
 84,000             Mellon Financial Corp. ...............        4,131,750
 21,000             Morgan (J.P.) & Co., Inc. ............        3,475,500
 92,000             National City Corp. ..................        2,645,000
 56,460             PNC Financial Services Group,
                     Inc. ................................        4,125,109
 64,000             SouthTrust Corp.  ....................        2,604,000
 30,000             State Street Corp. ...................        3,726,300
 66,000             Summit Bancorp.  .....................        2,520,375
 44,340             SunTrust Banks, Inc. .................        2,793,420
 91,000             U.S. Bancorp .........................        2,656,063
 34,000             Wachovia Corp.  ......................        1,976,250
 69,000             Wells Fargo & Co. ....................        3,842,438
                                                             --------------
                                                                 59,761,557
                                                             --------------
                    Major Telecommunications (1.3%)
 37,000             ALLTEL Corp. .........................        2,310,188
 83,250             AT&T Corp.  ..........................        1,441,266
 58,000             BellSouth Corp. ......................        2,374,375
 63,000             SBC Communications, Inc. .............        3,008,250
 46,000             Sprint Corp. (FON Group) .............          934,375
 86,000             Verizon Communications Inc. ..........        4,310,750
 60,000             WorldCom, Inc.* ......................          840,000
                                                             --------------
                                                                 15,219,204
                                                             --------------
                    Managed Health Care (1.3%)
 32,000             Aetna Inc.* ..........................        1,314,000
 32,000             CIGNA Corp. ..........................        4,233,600
186,000             Humana, Inc.* ........................        2,836,500
 68,000             UnitedHealth Group Inc. ..............        4,173,500
 23,000             Wellpoint Health Networks, Inc.*......        2,650,750
                                                             --------------
                                                                 15,208,350
                                                             --------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued




    NUMBER OF
      SHARES                                                           VALUE
-----------------                                               ----------------
                    Media Conglomerates (0.6%)
 68,000             Disney (Walt) Co. (The) .................   $    1,967,750
 27,000             Time Warner Inc. ........................        1,410,480
 69,000             Viacom, Inc. (Class B)
                     (Non-Voting)* ..........................        3,225,750
                                                                --------------
                                                                     6,603,980
                                                                --------------
                    Medical Distributors (0.6%)
 43,000             Cardinal Health, Inc. ...................        4,283,875
 64,000             McKesson HBOC, Inc. .....................        2,296,960
                                                                --------------
                                                                     6,580,835
                                                                --------------
                    Medical Specialties (3.0%)
 97,000             ALZA Corp. * ............................        4,122,500
 29,000             Applera Corp. - Applied
                    Biosystems Group ........................        2,727,813
 64,000             Bard (C.R.), Inc. .......................        2,980,000
 44,000             Bausch & Lomb, Inc. .....................        1,779,250
 41,000             Baxter International, Inc. ..............        3,620,813
 76,000             Becton, Dickinson & Co. .................        2,631,500
105,000             Biomet, Inc. ............................        4,167,188
108,000             Boston Scientific Corp.* ................        1,478,250
 42,000             Guidant Corp.* ..........................        2,265,375
 52,000             Medtronic, Inc. .........................        3,139,500
107,000             Pall Corp. ..............................        2,280,438
 69,000             St. Jude Medical, Inc.* .................        4,239,188
                                                                --------------
                                                                    35,431,815
                                                                --------------
                    Medical/Nursing Services (0.3%)
206,000             Healthsouth Corp.* ......................        3,360,375
                                                                --------------
                    Metal Fabrications (0.2%)
124,600             Timken Co. (The) ........................        1,884,575
                                                                --------------
                    Miscellaneous Commercial
                     Services (0.3%)
 25,000             Convergys Corp.* ........................        1,132,813
 64,000             Sabre Holdings Corp.* ...................        2,760,000
                                                                --------------
                                                                     3,892,813
                                                                --------------
                    Miscellaneous Manufacturing (1.2%)
116,000             Crane Co. ...............................        3,298,750
 37,000             Danaher Corp. ...........................        2,529,875
 58,000             Dover Corp. .............................        2,352,625
 86,000             ITT Industries, Inc. ....................        3,332,500
 81,000             Thermo Electron Corp.* ..................        2,409,750
                                                                --------------
                                                                    13,923,500
                                                                --------------
                    Motor Vehicles (0.5%)
 96,149             Ford Motor Co. ..........................        2,253,492
 37,000             General Motors Corp. ....................        1,884,688
 40,000             Harley-Davidson, Inc. ...................        1,590,000
                                                                --------------
                                                                     5,728,180
                                                                --------------


    NUMBER OF
      SHARES                                                           VALUE
-----------------                                               ----------------
                    Multi-Line Insurance (0.8%)
 39,000             American International Group,
                     Inc. ...................................   $    3,843,938
 50,000             Hartford Financial Services
                     Group, Inc. ............................        3,531,250
 73,000             Safeco Corp. ............................        2,399,875
                                                                --------------
                                                                     9,775,063
                                                                --------------
                    Office Equipment/Supplies (0.3%)
 44,000             Avery Dennison Corp. ....................        2,414,500
 52,000             Pitney Bowes, Inc. ......................        1,722,500
                                                                --------------
                                                                     4,137,000
                                                                --------------
                    Oil & Gas Pipelines (1.2%)
 51,000             Coastal Corp. (The) .....................        4,503,938
 60,000             El Paso Energy Corp. ....................        4,297,500
 40,000             Enron Corp. .............................        3,325,000
 65,000             Williams Companies, Inc. (The) ..........        2,595,938
                                                                --------------
                                                                    14,722,376
                                                                --------------
                    Oil & Gas Production (1.5%)
 60,000             Anardarko Petroleum Corp. ...............        4,264,800
 58,000             Apache Corp. ............................        4,063,625
 64,500             Burlington Resources, Inc. ..............        3,257,250
  8,000             Devon Energy Corp. ......................          487,760
 48,000             Kerr-McGee Corp. ........................        3,213,000
 95,000             Occidental Petroleum Corp. ..............        2,303,750
                                                                --------------
                                                                    17,590,185
                                                                --------------
                    Oil Refining/Marketing (0.8%)
 55,000             Ashland, Inc. ...........................        1,973,950
 72,000             Sunoco, Inc. ............................        2,425,500
 90,000             Tosco Corp. .............................        3,054,375
 85,750             USX - Marathon Group ....................        2,379,563
                                                                --------------
                                                                     9,833,388
                                                                --------------
                    Oilfield Services/Equipment (0.8%)
 92,000             Baker Hughes Inc. .......................        3,823,750
 64,000             Halliburton Co. .........................        2,320,000
 36,000             Schlumberger Ltd. .......................        2,877,750
                                                                --------------
                                                                     9,021,500
                                                                --------------
                    Other Consumer Services (0.3%)
 54,000             Block (H.&R.), Inc. .....................        2,234,250
131,000             Cendant Corp.* ..........................        1,260,875
                                                                --------------
                                                                     3,495,125
                                                                --------------
                    Other Consumer Specialties (0.2%)
 68,000             Fortune Brands, Inc.  ...................        2,040,000
                                                                --------------
                    Other Metals/Minerals (0.4%)
109,500             Inco Ltd. (Canada)* .....................        1,835,220
 44,000             Phelps Dodge Corp. ......................        2,455,750
                                                                --------------
                                                                     4,290,970
                                                                --------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued




    NUMBER OF
      SHARES                                                          VALUE
-----------------                                              -----------------
                    Packaged Software (1.5%)
 50,000             Adobe Systems, Inc.  ...................   $    2,909,375
 69,200             Autodesk, Inc.  ........................        1,864,075
 72,000             BMC Software, Inc.* ....................        1,008,000
 70,000             Computer Associates
                    International, Inc.  ...................        1,365,000
182,000             Compuware Corp.* .......................        1,137,500
 12,000             Mercury Interactive Corp.* .............        1,083,000
 27,000             Microsoft Corp.* .......................        1,171,125
 73,000             Novell, Inc.* ..........................          380,969
 69,200             Oracle Corp.* ..........................        2,011,125
151,000             Parametric Technology Corp.* ...........        2,029,063
 38,753             Veritas Software Corp.* ................        3,390,888
                                                               --------------
                                                                   18,350,120
                                                               --------------
                    Pharmaceuticals: Generic
                     Drugs (0.3%)
 59,000             Watson Pharmaceuticals, Inc.* ..........        3,020,063
                                                               --------------
                    Pharmaceuticals: Major (2.7%)
 69,000             Abbott Laboratories ....................        3,342,188
 54,000             American Home Products Corp. ...........        3,431,700
 44,000             Bristol-Myers Squibb Co.  ..............        3,253,250
 33,000             Johnson & Johnson ......................        3,467,063
 32,000             Lilly (Eli) & Co.  .....................        2,978,000
 43,000             Merck & Co., Inc. ......................        4,025,875
 88,000             Pfizer, Inc. ...........................        4,048,000
 69,000             Pharmacia Corp. ........................        4,209,000
 60,000             Schering-Plough Corp. ..................        3,405,000
                                                               --------------
                                                                   32,160,076
                                                               --------------
                    Pharmaceuticals: Other (0.4%)
 43,000             Allergan, Inc. .........................        4,162,938
                                                               --------------
                    Precious Metals (0.7%)
109,000             Barrick Gold Corp. (Canada) ............        1,785,420
205,000             Freeport-McMoRan Copper &
                     Gold, Inc. (Class B)* .................        1,755,313
319,000             Homestake Mining Co. ...................        1,335,813
105,000             Newmont Mining Corp.  ..................        1,791,563
198,000             Placer Dome Inc. (Canada) ..............        1,905,750
                                                               --------------
                                                                    8,573,859
                                                               --------------
                    Property - Casualty Insurers (1.6%)
 81,000             Allstate Corp. (The) ...................        3,528,563
 43,000             Chubb Corp. (The) ......................        3,719,500
 49,000             Cincinnati Financial Corp. .............        1,938,563
 33,000             Loews Corp. ............................        3,417,563
 25,000             Progressive Corp. ......................        2,590,625
 74,000             St. Paul Companies, Inc. ...............        4,019,125
                                                               --------------
                                                                   19,213,939
                                                               --------------


    NUMBER OF
      SHARES                                                          VALUE
-----------------                                              -----------------
                    Publishing: Books/Magazines (0.5%)
 57,000             Harcourt General, Inc. .................   $    3,260,400
 78,600             Meredith Corp. .........................        2,529,938
                                                               --------------
                                                                    5,790,338
                                                               --------------
                    Publishing: Newspapers (1.1%)
 41,000             Dow Jones & Co., Inc.  .................        2,321,625
 41,000             Gannett Co., Inc. ......................        2,585,563
 50,460             Knight-Ridder, Inc.  ...................        2,869,913
 66,000             New York Times Co. (The)
                     (Class A) .............................        2,644,125
 61,000             Tribune Co. ............................        2,577,250
                                                               --------------
                                                                   12,998,476
                                                               --------------
                    Pulp & Paper (1.5%)
 63,000             Boise Cascade Corp.  ...................        2,118,375
 90,680             Georgia-Pacific Corp. ..................        2,822,415
 88,779             International Paper Co.  ...............        3,623,293
 73,000             Mead Corp. .............................        2,290,375
 58,000             Potlatch Corp.  ........................        1,946,625
 76,000             Westvaco Corp.  ........................        2,218,250
 63,000             Willamette Industries, Inc.  ...........        2,957,063
                                                               --------------
                                                                   17,976,396
                                                               --------------
                    Railroads (0.7%)
 84,000             Burlington Northern Santa Fe
                     Corp. .................................        2,378,250
 74,000             CSX Corp. ..............................        1,919,375
118,000             Norfolk Southern Corp.  ................        1,570,875
 44,900             Union Pacific Corp. ....................        2,278,675
                                                               --------------
                                                                    8,147,175
                                                               --------------
                    Recreational Products (0.6%)
 97,000             Brunswick Corp. ........................        1,594,438
 31,000             Eastman Kodak Co. ......................        1,220,625
139,000             Hasbro, Inc. ...........................        1,476,875
163,000             Mattel, Inc.  ..........................        2,353,720
                                                               --------------
                                                                    6,645,658
                                                               --------------
                    Regional Banks (1.7%)
104,000             AmSouth Bancorporation .................        1,586,000
 67,500             Fifth Third Bancorp ....................        4,033,125
 81,000             Firstar Corp.  .........................        1,883,250
 42,000             Northern Trust Corp. ...................        3,425,625
 64,000             Old Kent Financial Corp.  ..............        2,800,000
 83,500             Regions Financial Corp. ................        2,280,594
 92,000             Synovus Financial Corp. ................        2,478,250
 58,000             Union Planters Corp. ...................        2,073,500
                                                               --------------
                                                                   20,560,344
                                                               --------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued




    NUMBER OF
      SHARES                                                         VALUE
-----------------                                             ------------------
                    Restaurants (0.9%)
158,000             Darden Restaurants, Inc.  .............   $    3,614,250
 77,000             McDonald's Corp. ......................        2,618,000
 65,000             Tricon Global Restaurants, Inc.* ......        2,145,000
 95,000             Wendy's International, Inc. ...........        2,493,750
                                                              --------------
                                                                  10,871,000
                                                              --------------
                    Savings Banks (0.8%)
 19,700             Charter One Financial, Inc. ...........          568,838
 66,000             Golden West Financial Corp. ...........        4,455,000
 87,000             Washington Mutual, Inc.  ..............        4,616,438
                                                              --------------
                                                                   9,640,276
                                                              --------------
                    Semiconductors (1.1%)
 86,000             Advanced Micro Devices, Inc.* .........        1,187,875
 26,000             Altera Corp.* .........................          684,125
 33,000             Analog Devices, Inc.* .................        1,689,188
  7,000             Broadcom Corp. (Class A)* .............          591,500
 42,000             Conexant Systems, Inc.* ...............          645,750
 40,000             Intel Corp. ...........................        1,210,000
  8,000             Linear Technology Corp.  ..............          370,000
 42,000             LSI Logic Corp.* ......................          717,780
 19,400             Maxim Integrated Products, Inc.*.......          927,563
 40,000             Micron Technology, Inc.* ..............        1,420,000
 44,000             National Semiconductor Corp.* .........          885,500
 32,000             Texas Instruments, Inc. ...............        1,516,000
 38,000             Xilinx, Inc.* .........................        1,752,750
                                                              --------------
                                                                  13,598,031
                                                              --------------
                    Services to the Health
                     Industry (0.4%)
107,000             IMS Health Inc.  ......................        2,889,000
117,000             Quintiles Transnational Corp.* ........        2,449,688
                                                              --------------
                                                                   5,338,688
                                                              --------------
                    Specialty Insurance (0.6%)
 47,000             MBIA, Inc.  ...........................        3,483,875
 48,000             MGIC Investment Corp. .................        3,237,000
                                                              --------------
                                                                   6,720,875
                                                              --------------
                    Specialty Stores (0.8%)
 84,000             AutoZone, Inc.* .......................        2,394,000
119,000             Bed Bath & Beyond Inc.* ...............        2,662,625
221,000             Office Depot, Inc.* ...................        1,574,625
117,000             Staples, Inc.* ........................        1,382,063
105,000             Toys 'R' Us, Inc.* ....................        1,752,188
                                                              --------------
                                                                   9,765,501
                                                              --------------


    NUMBER OF
      SHARES                                                         VALUE
-----------------                                             ------------------
                    Specialty Telecommunications (0.5%)
 63,000             CenturyTel, Inc.  .....................   $    2,252,250
 65,000             Global Crossing Ltd. (Bermuda)*........          930,313
 65,714             Qwest Communications
                     International, Inc.* .................        2,694,274
                                                              --------------
                                                                   5,876,837
                                                              --------------
                    Steel (0.6%)
 92,000             Allegheny Technologies Inc. ...........        1,460,500
348,000             Bethlehem Steel Corp.* ................          609,000
 50,000             Nucor Corp. ...........................        1,984,375
 99,000             USX - U.S. Steel Group ................        1,782,000
186,000             Worthington Industries, Inc. ..........        1,499,625
                                                              --------------
                                                                   7,335,500
                                                              --------------
                    Telecommunication
                     Equipment (1.5%)
108,000             ADC Telecommunications, Inc.* .........        1,957,500
106,000             Andrew Corp.* .........................        2,305,500
 26,000             Comverse Technology, Inc.* ............        2,824,250
 36,000             Corning Inc.  .........................        1,901,250
 42,000             Lucent Technologies Inc.  .............          567,000
 48,000             Motorola, Inc.  .......................          972,000
 40,000             Nortel Networks Corp. (Canada) ........        1,282,500
 22,000             QUALCOMM Inc.* ........................        1,808,125
 40,000             Scientific-Atlanta, Inc.  .............        1,302,500
 46,000             Tellabs, Inc.* ........................        2,599,000
                                                              --------------
                                                                  17,519,625
                                                              --------------
                    Tobacco (0.5%)
 84,420             Philip Morris Companies, Inc. .........        3,714,480
 83,000             UST, Inc. .............................        2,329,188
                                                              --------------
                                                                   6,043,668
                                                              --------------
                    Tools/Hardware (0.7%)
 58,000             Black & Decker Corp. ..................        2,276,500
 49,000             Briggs & Stratton Corp. ...............        2,174,375
 63,640             Snap-On, Inc. .........................        1,773,965
 72,000             Stanley Works .........................        2,245,500
                                                              --------------
                                                                   8,470,340
                                                              --------------
                    Trucks/Construction/Farm
                     Machinery (1.0%)
 54,500             Caterpillar, Inc. .....................        2,578,531
 55,000             Cummins Engine Co., Inc. ..............        2,086,563
 54,460             Deere & Co. ...........................        2,494,949
 71,000             Navistar International Corp.* .........        1,859,313
 58,000             PACCAR, Inc.  .........................        2,856,500
                                                              --------------
                                                                  11,875,856
                                                              --------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS December 31, 2000 (unaudited) continued


 NUMBER OF
  SHARES                                                 VALUE
----------                                          --------------
             Wholesale Distributors (0.4%)
   86,710    Genuine Parts Co. ..................   $    2,270,718
   57,000    Grainger (W.W.), Inc. ..............        2,080,500
                                                    --------------
                                                         4,351,218
                                                    --------------
             Wireless Communications (0.2%)
   36,000    Nextel Communications, Inc.
              (Class A)* ........................          891,000
   44,000    Sprint Corp. (PCS Group)* ..........          899,250
                                                    --------------
                                                         1,790,250
                                                    --------------


TOTAL INVESTMENTS
(Cost $662,800,502) (a)...............   100.3 %     1,192,124,322
LIABILITIES IN EXCESS OF OTHER
ASSETS ...............................    (0.3)         (3,429,535)
                                         -----      --------------
NET ASSETS ...........................   100.0 %    $1,188,694,787
                                         =====      ==============

--------------------------------
*     Non-income producing security.
ADR   American Depository Receipt.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $597,854,487 and the aggregate gross unrealized depreciation is $68,530,667, resulting in net unrealized appreciation of $529,323,820.


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000 (unaudited)

ASSETS:
Investments in securities, at value
   (cost $662,800,502) ................................. $1,192,124,322
Receivable for:
     Investments sold ..................................      3,723,590
     Dividends .........................................      1,536,847
     Shares of beneficial interest sold ................      1,269,643
Prepaid expenses and other assets ......................         66,825
                                                         --------------
     TOTAL ASSETS ......................................  1,198,721,227
                                                         --------------
LIABILITIES:
Payable for:
     Shares of beneficial interest repurchased .........      4,833,528
     Plan of distribution fee ..........................        917,523
     Investment management fee .........................        461,118
Payable to bank ........................................      3,618,789
Accrued expenses and other payables ....................        195,482
                                                         --------------
     TOTAL LIABILITIES .................................     10,026,440
                                                         --------------
     NET ASSETS ........................................ $1,188,694,787
                                                         ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ........................................ $  651,911,061
Net unrealized appreciation ............................    529,323,820
Accumulated undistributed net investment income               1,288,158
Accumulated undistributed net realized gain ............      6,171,748
                                                         --------------
     NET ASSETS ........................................ $1,188,694,787
                                                         ==============
CLASS A SHARES:
Net Assets .............................................    $18,971,519
Shares Outstanding (unlimited authorized, $.01
   par value) ..........................................        593,986
     NET ASSET VALUE PER SHARE .........................         $31.94
                                                                 ======
     MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset
        value) .........................................         $33.71
                                                                 ======
CLASS B SHARES:
Net Assets ............................................. $1,113,494,962
Shares Outstanding (unlimited authorized, $.01
   par value) ..........................................     34,909,405
     NET ASSET VALUE PER SHARE .........................         $31.90
                                                                 ======
CLASS C SHARES:
Net Assets .............................................     $8,380,499
Shares Outstanding (unlimited authorized, $.01
   par value) ..........................................        264,145
     NET ASSET VALUE PER SHARE .........................         $31.73
                                                                 ======
CLASS D SHARES:
Net Assets .............................................    $47,847,807
Shares Outstanding (unlimited authorized, $.01
   par value) ..........................................      1,494,062
     NET ASSET VALUE PER SHARE .........................         $32.03
                                                                 ======

STATEMENT OF OPERATIONS
For the six months ended December 31, 2000 (unaudited)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $16,407 foreign
   withholding tax) ...............................   $ 10,292,139
Interest ..........................................         70,852
                                                      ------------
     TOTAL INCOME .................................     10,362,991
                                                      ------------
EXPENSES
Plan of distribution fee (Class A shares) .........         24,750
Plan of distribution fee (Class B shares) .........      5,376,730
Plan of distribution fee (Class C shares) .........         41,633
Investment management fee .........................      2,781,601
Transfer agent fees and expenses ..................        517,678
Shareholder reports and notices ...................         56,295
Registration fees .................................         38,349
Custodian fees ....................................         35,341
Professional fees .................................         31,145
Trustees' fees and expenses .......................          7,706
Other .............................................         96,799
                                                      ------------
     TOTAL EXPENSES ...............................      9,008,027
                                                      ------------
     NET INVESTMENT INCOME ........................      1,354,964
                                                      ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .................................      7,189,935
Net change in unrealized appreciation .............    119,503,841
                                                      ------------
     NET GAIN .....................................    126,693,776
                                                      ------------
NET INCREASE ......................................   $128,048,740
                                                      ============


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                             FOR THE SIX          FOR THE YEAR
                                                             MONTHS ENDED            ENDED
                                                          DECEMBER 31, 2000      JUNE 30, 2000
                                                         -------------------   -----------------
                                                             (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................     $    1,354,964       $    4,397,710
Net realized gain ....................................          7,189,935          205,392,501
Net change in unrealized depreciation ................        119,503,841         (278,483,081)
                                                           --------------       --------------
   NET INCREASE (DECREASE) ...........................        128,048,740          (68,692,870)
                                                           --------------       --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................           (139,887)            (224,412)
   Class B shares ....................................         (3,841,736)          (1,848,606)
   Class C shares ....................................            (28,679)              (7,042)
   Class D shares ....................................           (384,057)            (499,079)
Net realized gain
   Class A shares ....................................         (3,306,522)          (2,899,725)
   Class B shares ....................................       (186,083,008)        (142,677,362)
   Class C shares ....................................         (1,382,717)          (1,105,847)
   Class D shares ....................................         (7,658,782)          (5,255,324)
                                                           --------------       --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................       (202,825,388)        (154,517,397)
                                                           --------------       --------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................         87,670,603         (190,582,088)
                                                           --------------       --------------
   NET INCREASE (DECREASE) ...........................         12,893,955         (413,792,355)
NET ASSETS:
Beginning of period ..................................      1,175,800,832        1,589,593,187
                                                           --------------       --------------
   END OF PERIOD
   (Including undistributed net investment income of
   $1,288,158 and $4,327,553, respectively)...........     $1,188,694,787       $1,175,800,832
                                                           ==============       ==============


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Value-Added Market Series - Equity Portfolio (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 2000 (unaudited) continued

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets in excess of $2 billion.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 2000 (unaudited) continued

daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $61,518,227 at December 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended December 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended December 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $447,260 and $334, respectively and received $3,632 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended December 31, 2000 aggregated $33,195,009 and $114,456,994, respectively.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 2000 (unaudited) continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $16,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 2000 included in Trustees fees and expenses in the Statement of Operations amounted to $2,125. At December 31, 2000, the Fund had an accrued pension liability of $67,824 which is included in accrued expenses in the statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                 FOR THE SIX
                                                                MONTHS ENDED                     FOR THE YEAR
                                                                DECEMBER 31,                         ENDED
                                                                    2000                         JUNE 30, 2000
                                                      --------------------------------- -----------------------------------
                                                                    (unaudited)
                                                           SHARES           AMOUNT           SHARES            AMOUNT
                                                      --------------- ----------------- ---------------- ------------------
CLASS A SHARES
Sold ................................................        36,165    $    1,298,708          271,786     $    9,990,865
Reinvestment of dividends and distributions .........       107,463         3,219,595           87,762          2,951,436
Redeemed ............................................       (80,895)       (2,751,084)        (448,933)       (15,520,794)
                                                         ----------    --------------      -----------     --------------
Net increase (decrease) - Class A ...................        62,733         1,767,219          (89,385)        (2,578,493)
                                                         ----------    --------------      -----------     --------------
CLASS B SHARES
Sold ................................................     1,232,581        43,671,682        2,463,804         90,153,710
Reinvestment of dividends and distributions .........     5,561,203       166,446,820        3,909,380        131,824,277
Redeemed ............................................    (3,613,878)     (129,190,044)     (11,606,746)      (406,730,593)
                                                         ----------    --------------      -----------     --------------
Net increase (decrease) - Class B ...................     3,179,906        80,928,458       (5,233,562)      (184,752,606)
                                                         ----------    --------------      -----------     --------------
CLASS C SHARES
Sold ................................................        16,004           563,512           61,411          2,233,604
Reinvestment of dividends and distributions .........        45,511         1,354,857           32,130          1,078,614
Redeemed ............................................       (37,008)       (1,324,185)        (120,392)        (4,157,369)
                                                         ----------    --------------      -----------     --------------
Net increase (decrease) - Class C ...................        24,507           594,184          (26,851)          (845,151)
                                                         ----------    --------------      -----------     --------------
CLASS D SHARES
Sold ................................................       138,808         5,035,206          585,478         21,192,658
Reinvestment of dividends and distributions .........       266,600         8,008,667          165,573          5,574,843
Redeemed ............................................      (235,777)       (8,663,131)        (817,580)       (29,173,339)
                                                         ----------    --------------      -----------     --------------
Net increase (decrease) - Class D ...................       169,631         4,380,742          (66,529)        (2,405,838)
                                                         ----------    --------------      -----------     --------------
Net increase (decrease) in Fund .....................     3,436,777    $   87,670,603       (5,416,327)    $ (190,582,088)
                                                         ==========    ==============      ===========     ==============

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS December 31, 2000 (unaudited) continued

6. FEDERAL INCOME TAX STATUS

As of June 30, 2000, the Fund had temporary book/tax differences which were primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Dean Witter Value-Added Market Series - Equity Portfolio Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                             FOR THE PERIOD
                                                           FOR THE SIX        FOR THE YEAR    FOR THE YEAR   JULY 28, 1997*
                                                          MONTHS ENDED           ENDED           ENDED          THROUGH
                                                        DECEMBER 31, 2000    JUNE 30, 2000   JUNE 30, 1999   JUNE 30, 1998
                                                     ---------------------- --------------- --------------- ---------------
                                                           (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............         $34.80            $40.58            $38.63          $34.79
                                                             ------            ------            ------          ------
Income (loss) from investment operations:
 Net investment income .............................           0.16              0.34              0.35            0.30
 Net realized and unrealized gain (loss) ...........           3.54             (1.76)             4.55            5.07
                                                             ------            ------            ------          ------
Total income (loss) from investment operations .....           3.70             (1.42)             4.90            5.37
                                                             ------            ------            ------          ------
Less dividends and distributions from:
 Net investment income .............................          (0.27)            (0.31)            (0.34)          (0.23)
 Net realized gain .................................          (6.29)            (4.05)            (2.61)          (1.30)
                                                             ------            ------            ------          ------
Total dividends and distributions ..................          (6.56)            (4.36)            (2.95)          (1.53)
                                                             ------            ------            ------          ------
Net asset value, end of period .....................         $31.94            $34.80            $40.58          $38.63
                                                             ======            ======            ======          ======
TOTAL RETURN+ ......................................          11.88%(1)         (3.11)%           14.17%          16.01%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................           0.85%(2)(3)       0.83 %(3)         0.80%(3)        0.83%(2)
Net investment income ..............................           0.89%(2)(3)       0.93 %(3)         0.87%(3)        0.87%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............        $18,972           $18,489           $25,187         $18,422
Portfolio turnover rate ............................              3%(1)            11 %              13%             18%

-------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, continued




                                                          FOR THE SIX
                                                         MONTHS ENDED
                                                      DECEMBER 31, 2000++
                                                     ---------------------
                                                         (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............          $34.76
                                                             ------
Income (loss) from investment operations:
 Net investment income ............................            0.03
 Net realized and unrealized gain (loss) ..........            3.53
                                                             ------
Total income (loss) from investment operations                 3.56
                                                             ------
Less dividends and distributions from:
 Net investment income ............................           (0.13)
 Net realized gain ................................           (6.29)
                                                             ------
Total dividends and distributions .................           (6.42)
                                                             ------
Net asset value, end of period ....................          $31.90
                                                             ======
TOTAL RETURN+ .....................................           11.47%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................            1.56%(2)(3)
Net investment income .............................            0.18%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........      $1,113,495
Portfolio turnover rate ...........................               3%(1)



                                                                            FOR THE YEAR ENDED JUNE 30
                                                    ---------------------------------------------------------------------------
                                                          2000++          1999++          1998++*        1997          1996
                                                    --------------- ----------------- -------------- -------------- -----------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............         $40.50         $38.54          $32.96         $27.09      $23.06
                                                            ------         ------          ------         ------      ------
Income (loss) from investment operations:
 Net investment income ............................           0.10           0.11            0.13           0.17        0.18
 Net realized and unrealized gain (loss) ..........          (1.74)          4.57            6.89           6.41        4.23
                                                            ------         ------          ------         ------      ------
Total income (loss) from investment operations               (1.64)          4.68            7.02           6.58        4.41
                                                            ------         ------          ------         ------      ------
Less dividends and distributions from:
 Net investment income ............................          (0.05)         (0.11)          (0.14)         (0.18)      (0.26)
 Net realized gain ................................          (4.05)         (2.61)          (1.30)         (0.53)      (0.12)
                                                            ------         ------          ------         ------      ------
Total dividends and distributions .................          (4.10)         (2.72)          (1.44)         (0.71)      (0.38)
                                                            ------         ------          ------         ------      ------
Net asset value, end of period ....................         $34.76         $40.50          $38.54         $32.96      $27.09
                                                            ======         ======          ======         ======      ======
TOTAL RETURN+ .....................................          (3.73)%        13.47%          21.84%         24.71%      19.27%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................           1.48 %(3)      1.42%(3)        1.36%          1.45%       1.51%
Net investment income .............................           0.28 %(3)      0.25%(3)        0.35%          0.62%       0.81%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........     $1,102,819     $1,497,116      $1,628,435     $1,369,737    $961,594
Portfolio turnover rate ...........................             11 %           13%             18%            11%         10%

--------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, continued



                                                                                                              FOR THE PERIOD
                                                            FOR THE SIX        FOR THE YEAR    FOR THE YEAR   JULY 28, 1997*
                                                           MONTHS ENDED           ENDED           ENDED          THROUGH
                                                         DECEMBER 31, 2000    JUNE 30, 2000   JUNE 30, 1999   JUNE 30, 1998
                                                      ---------------------- --------------- --------------- ---------------
                                                            (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ................         $34.61             $ 40.33             $38.46          $34.79
                                                              ------             -------             ------          ------
Income (loss) from investment operations:
 Net investment income ..............................           0.03               0.09                0.04            0.04
 Net realized and unrealized gain (loss) ............           3.51              (1.73)               4.56            5.07
                                                              ------             -------             ------          ------
Total income (loss) from investment operations ......           3.54              (1.64)               4.60            5.11
                                                              ------             -------             ------          ------
Less dividends and distributions from:
 Net investment income ..............................          (0.13)             (0.03)              (0.12)          (0.14)
 Net realized gain ..................................          (6.29)             (4.05)              (2.61)          (1.30)
                                                              ------             -------             ------          ------
Total dividends and distributions ...................          (6.42)             (4.08)              (2.73)          (1.44)
                                                              ------             -------             ------          ------
Net asset value, end of period ......................         $31.73             $ 34.61             $40.33          $38.46
                                                              ======             =======             ======          ======
TOTAL RETURN+ .......................................          11.46%(1)           (3.76)%            13.31%          15.22%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ............................................           1.60%(2)(3)         1.50 %(3)          1.57%(3)        1.58%(2)
Net investment income ...............................           0.14%(2)(3)         0.26 %(3)          0.10%(3)        0.12%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .............         $8,380              $8,294            $10,748          $8,977
Portfolio turnover rate .............................              3%(1)              11 %               13%             18%

--------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, continued



                                                                                                              FOR THE PERIOD
                                                            FOR THE SIX        FOR THE YEAR    FOR THE YEAR   JULY 28, 1997*
                                                           MONTHS ENDED           ENDED           ENDED          THROUGH
                                                         DECEMBER 31, 2000    JUNE 30, 2000   JUNE 30, 1999   JUNE 30, 1998
                                                      ---------------------- --------------- --------------- ---------------
                                                          (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ................         $34.88              $ 40.65            $38.69          $34.79
                                                          ----------              -------          --------        --------
Income (loss) from investment operations:
 Net investment income ..............................           0.21                 0.42              0.47            0.40
 Net realized and unrealized gain (loss) ............           3.55                (1.76)             4.52            5.06
                                                          ----------              -------          --------        --------
Total income (loss) from investment operations ......           3.76                (1.34)             4.99            5.46
                                                          ----------              -------          --------        --------
Less dividends and distributions from:
 Net investment income ..............................          (0.32)               (0.38)            (0.42)          (0.26)
 Net realized gain ..................................          (6.29)               (4.05)            (2.61)          (1.30)
                                                          ----------              -------          --------        --------
Total dividends and distributions ...................          (6.61)               (4.43)            (3.03)          (1.56)
                                                          ----------              -------          --------        --------
Net asset value, end of period ......................         $32.03              $ 34.88            $40.65          $38.69
                                                          ==========              =======          ========        ========
TOTAL RETURN+ .......................................          12.03%(1)            (2.89)%           14.43%          16.27%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ............................................           0.60%(2)(3)          0.59 %(3)         0.59%(3)        0.58%(2)
Net investment income ...............................           1.14%(2)(3)          1.17 %(3)         1.08%(3)        1.17%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .............        $47,848              $46,199           $56,541         $44,290
Portfolio turnover rate .............................              3%(1)               11 %              13%             18%

--------------
* The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherfurd, Jr.
Vice President

Alice S. Weiss
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
VALUE-ADDED
MARKET SERIES
EQUITY PORTFOLIO





[GRAPHIC OMITTED]


SEMIANNUAL REPORT
DECEMBER 31, 2000